Intangible Assets, net - Additional Information (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense related to intangible assets	$ 1,002	$ 0	$ 0	$ 0
Estimated amortization, year one	6,683
Estimated amortization, year two	6,683
Estimated amortization, year three	6,683
Estimated amortization, year four	6,683
Estimated amortization, year five	$ 6,683